Performance Management - BlackRock Diversified Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Institutional Shares commenced operations on September 19, 2023. As a result, for periods prior to September 19, 2023, the chart and table are based on the performance of the Master Portfolio in which the Fund invests all of its assets, adjusted to reflect the estimated annual fund fees and operating expenses of the Institutional Shares of the Fund. The table compares the Fund’s performance to that of the Russell 1000® Index. To the extent that dividends and distributions have been paid by the Master Portfolio, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Master Portfolio and/or Fund expenses during these periods, the Master Portfolio’s/Fund’s return would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Institutional Shares ANNUAL TOTAL RETURNS BlackRock Diversified Equity Alpha Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 22.19% (quarter ended June 30, 2020) and the lowest return for a quarter was -20.56% (quarter ended March 31, 2020).

Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Does Reflect Sales Loads	The table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	(800) 882-0052
Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	22.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(20.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020